Power generation licenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Power generation licenses
Beginning of the year	¥ 3,954,983	¥ 3,954,983
Movement:
Currency translation differences	(171,227)	(194,485)
End of the year	¥ 3,783,756	¥ 3,954,983